Noncontrolling Interests	12 Months Ended
Dec. 31, 2020
Noncontrolling Interests
Noncontrolling Interests

Note 17 – Noncontrolling Interests

A reconciliation of non-controlling interest as of December 31, 2020 and 2019 is as follows:

	December 31,	December 31,
	2020	2019

Beginning Balance	$4,346,216	$7,918,096
Proportionate shares of net loss	(3,501,808)	(3,601,728)
Foreign currency translation adjustment	(205,562)	29,848

Total	$638,846	$4,346,216

As of December 31, 2020 and 2019, the noncontrolling interests balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen Yimao.